SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2022 SGD ($)
Right-of-use Rou Assets And Lease Payable
2023	$ 280
2024	278
2025	266
2026	158
2027	95
Thereafter	609
Total	$ 1,686